Amounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts receivable
Trade receivables	$ 6,849	$ 322
Exploration tax credits	63	629
Sales taxes	2,430	932
Interest income receivable		443
Other	15	243
Total trade and other current receivables	$ 9,357	$ 2,569